Cover	6 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	VIVOPOWER INTERNATIONAL PLC
Entity Central Index Key	0001681348
Entity Address, Address Line One	The Scalpel
Entity Address, Address Line Two	18th Floor
Entity Address, Address Line Three	52 Lime Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3M 7AF
City Area Code	+44
Local Phone Number	794-116-6696
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Little Falls Drive Wilmington
Entity Address, State or Province	DE
Entity Address, Country	US
Entity Address, Postal Zip Code	19808
City Area Code	+1 302
Local Phone Number	636 5400